Annual Fund Operating Expenses	Jun. 04, 2026
Pacer Barings CLO Market Flex ETF | Pacer Barings CLO Market Flex ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.39%
Pacer Barings Secured Credit Flex ETF | Pacer Barings Secured Credit Flex ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.49%

[1]	Estimated for the current fiscal year
[2]	Estimated for the current fiscal year